Invested Assets and Investment Income - Schedule of Carrying Values and Fair Values of Invested Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [Line Items]
Debt securities	$ 185,594	$ 174,000
Private placements	35,754	32,132
Other invested assets	27,543	24,483
Change in the fair value of these invested assets	(460)	832
Invested assets	353,664	334,222
Less than 1 year [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	870	1,768
Less than 90 days [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	40	161
Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Private placements	36,103	34,581
Change in the fair value of these invested assets	21
Invested assets	356,217	339,488
Alternative long-duration assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	23,438	20,730
Alternative long-duration assets [Member] | Private equity [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	6,769	4,959
Alternative long-duration assets [Member] | Power and infrastructure [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	7,970	7,355
Alternative long-duration assets [Member] | Oil and gas [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	3,416	2,813
Alternative long-duration assets [Member] | Timber and agriculture [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	4,493	5,033
Alternative long-duration assets [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	791	570
Alternative long-duration assets [Member] | Hydroelectric Power [member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value		426
Alternative long-duration assets [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	24,211	21,053
Cash and short-term securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Short-term securities with maturities of less than one year	2,530	2,737
Cash equivalents	8,713	9,131
Cash	4,972	4,097
Other [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets leveraged leases	3,575	3,273
SPPI qualifying [member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	600
SPPI non qualifying [member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	105
Private placements	230
Other invested assets	465
Accumulated depreciation and amortisation [Member] | Real estate own use property [Member]
Disclosure of fair value measurement of assets [Line Items]
Accumulated depreciation of own use property	391	389
John Hancock Infrastructure Master Fund LP [member]
Disclosure of fair value measurement of assets [Line Items]
Invested assets	$ 1,422
John Hancock Infrastructure Master Fund LP [member] | Top of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Partnership voting rights	1.00%
Manulife Us Real Estate Investment Trust [member]
Disclosure of fair value measurement of assets [Line Items]
Invested assets	$ 510	$ 395
Partnership voting rights	8.50%	9.50%
Other joint ventures [member]
Disclosure of fair value measurement of assets [Line Items]
Invested assets	$ 1,314
Hancock Us Real Estate Fund Lp [member]
Disclosure of fair value measurement of assets [Line Items]
Invested assets		$ 619
Partnership voting rights		11.70%